Share-Based Compensation - Summary of Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Exercisable			$ 1,000		$ 500
2017 and 2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	5,598,830		1,952,145
Number of Shares, Granted	2,829,435		4,145,794
Number of Shares, Forfeited	(3,504)		(288,557)
Number of Shares, Exercised	(311,172)		(210,552)
Number of Shares, Outstanding, Ending balance	8,113,589		5,598,830		1,952,145
Number of Shares, Exercisable	1,767,303		1,696,109
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 5.36		$ 2.66
Weighted Average Exercise Price, Granted	14.87		6.31
Weighted Average Exercise Price, Forfeited	11.38		3.4
Weighted Average Exercise Price, Exercised	1.35		2.1
Weighted Average Exercise Price, Outstanding, Ending balance	8.83		5.36		$ 2.66
Weighted Average Exercise Price, Exercisable	$ 4.83		$ 3.72
Weighted Average Remaining Contractual Life (Years), Outstanding	9 years 1 month 6 days		8 years 10 months 24 days		8 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable	8 years 1 month 6 days		8 years
Aggregate Intrinsic Value, Outstanding	$ 44,630	[1]	$ 7,349	[1]	$ 8,143
Aggregate Intrinsic Value, Exercisable	$ 16,304	[1]	$ 5,011

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money as of March 31, 2022.